Pension Plans and Retiree Benefits - Summary of Defined Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Plan assets
Plan assets, Fair value, end of year	$ 2,789
Foreign Plan
Plan assets
Plan assets, Fair value, end of year	2,773
Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	1,837	$ 1,761
Actuarial loss (gain)	(43)	138
Current service cost	27	30
Member contributions	0	0
Interest cost	50	61
Benefits paid	(78)	(86)
Expenses paid	(1)	(1)
Settlements	(7)	(25)
Plan amendments	0
Foreign exchange translation	(8)	(41)
Balance, end of year	1,777	1,837
Plan assets
Fair value, beginning of year	1,683	1,519
Actual return on plan assets	125	276
Employer contributions	15	41
Member contributions	0	0
Benefits paid	(78)	(86)
Expenses paid	(1)	(1)
Settlements	(7)	(25)
Other	0
Foreign exchange translation	(6)	(41)
Plan assets, Fair value, end of year	1,731	1,683
Funded status	(46)	(154)
Defined Benefit | Canada
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	37	36
Actuarial loss (gain)	(4)	1
Current service cost	4	3
Member contributions	0	0
Interest cost	1	1
Benefits paid	(4)	(4)
Expenses paid	0	0
Settlements	0	0
Plan amendments	0
Foreign exchange translation	0	0
Balance, end of year	34	37
Plan assets
Fair value, beginning of year	16	15
Actual return on plan assets	0	1
Employer contributions	4	4
Member contributions	0	0
Benefits paid	(4)	(4)
Expenses paid	0	0
Settlements	0	0
Other	0
Foreign exchange translation	0	0
Plan assets, Fair value, end of year	16	16
Funded status	(18)	(21)
Defined Benefit | Foreign Plan
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	1,800	1,725
Actuarial loss (gain)	(39)	137
Current service cost	23	27
Member contributions	0	0
Interest cost	49	60
Benefits paid	(74)	(82)
Expenses paid	(1)	(1)
Settlements	(7)	(25)
Plan amendments	0
Foreign exchange translation	(8)	(41)
Balance, end of year	1,743	1,800
Plan assets
Fair value, beginning of year	1,667	1,504
Actual return on plan assets	125	275
Employer contributions	11	37
Member contributions	0	0
Benefits paid	(74)	(82)
Expenses paid	(1)	(1)
Settlements	(7)	(25)
Other	0
Foreign exchange translation	(6)	(41)
Plan assets, Fair value, end of year	1,715	1,667
Funded status	(28)	(133)
Post-Retirement Benefits
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	454	430
Actuarial loss (gain)	(19)	32
Current service cost	10	9
Member contributions	2	2
Interest cost	12	15
Benefits paid	(25)	(24)
Expenses paid	0	0
Settlements	0	0
Plan amendments	(1)
Foreign exchange translation	(1)	(10)
Balance, end of year	432	454
Plan assets
Fair value, beginning of year	1,016	906
Actual return on plan assets	67	157
Employer contributions	0	0
Member contributions	2	2
Benefits paid	(23)	(24)
Expenses paid	0	0
Settlements	0	0
Other	0
Foreign exchange translation	(4)	(25)
Plan assets, Fair value, end of year	1,058	1,016
Funded status	626	562
Post-Retirement Benefits | Canada
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	2	2
Actuarial loss (gain)	0	0
Current service cost	0	0
Member contributions	0	0
Interest cost	0	0
Benefits paid	0	0
Expenses paid	0	0
Settlements	0	0
Plan amendments	0
Foreign exchange translation	0	0
Balance, end of year	2	2
Plan assets
Fair value, beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Member contributions	0	0
Benefits paid	0	0
Expenses paid	0	0
Settlements	0	0
Other	0
Foreign exchange translation	0	0
Plan assets, Fair value, end of year	0	0
Funded status	(2)	(2)
Post-Retirement Benefits | Foreign Plan
Defined Benefit Plan, Change in Benefit Obligation
Balance, beginning of year	452	428
Actuarial loss (gain)	(19)	32
Current service cost	10	9
Member contributions	2	2
Interest cost	12	15
Benefits paid	(25)	(24)
Expenses paid	0	0
Settlements	0	0
Plan amendments	(1)
Foreign exchange translation	(1)	(10)
Balance, end of year	430	452
Plan assets
Fair value, beginning of year	1,016	906
Actual return on plan assets	67	157
Employer contributions	0	0
Member contributions	2	2
Benefits paid	(23)	(24)
Expenses paid	0	0
Settlements	0	0
Other	0
Foreign exchange translation	(4)	(25)
Plan assets, Fair value, end of year	1,058	1,016
Funded status	$ 628	$ 564